Shareholder Report, Holdings (Details)	Jan. 31, 2025
Columbia Tax-Exempt Fund - Class A | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Tax-Exempt Fund - Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Columbia Tax-Exempt Fund - Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Columbia Tax-Exempt Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Columbia Tax-Exempt Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Tax-Exempt Fund - Class A | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Tax-Exempt Fund - Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Tax-Exempt Fund - Class A | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Tax-Exempt Fund - Class A | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Tax-Exempt Fund - Class A | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Tax-Exempt Fund - Class A | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Tax-Exempt Fund - Class A | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Tax-Exempt Fund - Class A | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Tax-Exempt Fund - Class A | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Tax-Exempt Fund - Class A | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Tax-Exempt Fund - Class A | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Tax-Exempt Fund - Class A | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Tax-Exempt Fund - Class A | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Columbia Tax-Exempt Fund - Class A | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Tax-Exempt Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Tax-Exempt Fund - Class C | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Tax-Exempt Fund - Class C | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Columbia Tax-Exempt Fund - Class C | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Columbia Tax-Exempt Fund - Class C | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Columbia Tax-Exempt Fund - Class C | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Tax-Exempt Fund - Class C | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Tax-Exempt Fund - Class C | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Tax-Exempt Fund - Class C | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Tax-Exempt Fund - Class C | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Tax-Exempt Fund - Class C | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Tax-Exempt Fund - Class C | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Tax-Exempt Fund - Class C | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Tax-Exempt Fund - Class C | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Tax-Exempt Fund - Class C | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Tax-Exempt Fund - Class C | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Tax-Exempt Fund - Class C | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Tax-Exempt Fund - Class C | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Tax-Exempt Fund - Class C | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Columbia Tax-Exempt Fund - Class C | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Tax-Exempt Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Tax-Exempt Fund - Institutional Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Tax-Exempt Fund - Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Columbia Tax-Exempt Fund - Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Columbia Tax-Exempt Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Columbia Tax-Exempt Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Tax-Exempt Fund - Institutional Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Tax-Exempt Fund - Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Tax-Exempt Fund - Institutional Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Tax-Exempt Fund - Institutional Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Tax-Exempt Fund - Institutional Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Tax-Exempt Fund - Institutional Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Tax-Exempt Fund - Institutional Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Tax-Exempt Fund - Institutional Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Tax-Exempt Fund - Institutional Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Tax-Exempt Fund - Institutional Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Tax-Exempt Fund - Institutional Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Tax-Exempt Fund - Institutional Class | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Tax-Exempt Fund - Institutional Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Columbia Tax-Exempt Fund - Institutional Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Tax-Exempt Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Tax-Exempt Fund - Institutional 2 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Tax-Exempt Fund - Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Columbia Tax-Exempt Fund - Institutional 2 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Columbia Tax-Exempt Fund - Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Columbia Tax-Exempt Fund - Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Tax-Exempt Fund - Institutional 2 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Tax-Exempt Fund - Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Tax-Exempt Fund - Institutional 2 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Tax-Exempt Fund - Institutional 2 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Tax-Exempt Fund - Institutional 2 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Tax-Exempt Fund - Institutional 2 Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Tax-Exempt Fund - Institutional 2 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Tax-Exempt Fund - Institutional 2 Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Tax-Exempt Fund - Institutional 2 Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Tax-Exempt Fund - Institutional 2 Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Tax-Exempt Fund - Institutional 2 Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Tax-Exempt Fund - Institutional 2 Class | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Tax-Exempt Fund - Institutional 2 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Columbia Tax-Exempt Fund - Institutional 2 Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Tax-Exempt Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Tax-Exempt Fund - Institutional 3 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Tax-Exempt Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Columbia Tax-Exempt Fund - Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Columbia Tax-Exempt Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Columbia Tax-Exempt Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Tax-Exempt Fund - Institutional 3 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Tax-Exempt Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Tax-Exempt Fund - Institutional 3 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Tax-Exempt Fund - Institutional 3 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Tax-Exempt Fund - Institutional 3 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Tax-Exempt Fund - Institutional 3 Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Tax-Exempt Fund - Institutional 3 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Tax-Exempt Fund - Institutional 3 Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Tax-Exempt Fund - Institutional 3 Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Tax-Exempt Fund - Institutional 3 Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Tax-Exempt Fund - Institutional 3 Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Tax-Exempt Fund - Institutional 3 Class | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Tax-Exempt Fund - Institutional 3 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Columbia Tax-Exempt Fund - Institutional 3 Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Tax-Exempt Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Tax-Exempt Fund - Institutional Class S | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Tax-Exempt Fund - Institutional Class S | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Columbia Tax-Exempt Fund - Institutional Class S | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Columbia Tax-Exempt Fund - Institutional Class S | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Columbia Tax-Exempt Fund - Institutional Class S | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Tax-Exempt Fund - Institutional Class S | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Tax-Exempt Fund - Institutional Class S | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Tax-Exempt Fund - Institutional Class S | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Tax-Exempt Fund - Institutional Class S | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Tax-Exempt Fund - Institutional Class S | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Tax-Exempt Fund - Institutional Class S | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Tax-Exempt Fund - Institutional Class S | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Tax-Exempt Fund - Institutional Class S | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Tax-Exempt Fund - Institutional Class S | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Tax-Exempt Fund - Institutional Class S | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Tax-Exempt Fund - Institutional Class S | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Tax-Exempt Fund - Institutional Class S | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Tax-Exempt Fund - Institutional Class S | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Columbia Tax-Exempt Fund - Institutional Class S | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Tax-Exempt Fund - Institutional Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%